COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Lease expire	Dec. 31, 2023
Expense recognized	$ 24	$ 23	$ 25
Restricted deposit	1,150	1,150	$ 1,150
Accounts Receivable, after Allowance for Credit Loss, Noncurrent	0	$ 7,402
Officer [Member]
Loss Contingencies [Line Items]
Restricted deposit	$ 136
Vehicles [Member]
Loss Contingencies [Line Items]
Operating lease agreements period	3 years
IIA [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate rant received	300.00%
Grant received	$ 1,430
Accumulated royalty expense	$ 2,133
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents	1.50%
Minimum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	3.50%
Minimum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	1.50%
Maximum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	25.00%
Maximum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	8.00%